Offerings - Offering: 1	Oct. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2076
Amount Registered | shares	352,231,000
Maximum Aggregate Offering Price	$ 352,231,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 30,644.10
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Table" in the registrant's Registration Statement on Form S-3ASR (Registration No. 333-299472), filed with the Securities and Exchange Commission on October 15, 2026, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.